Share-based Compensation - Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 31,481,000	$ 11,974,000	$ 4,253,000
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	16,672,000	7,192,000	2,179,000
Equity award - restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	3,385,000	1,193,000	981,000
Share-based compensation, amount capitalized	0	0	0
Equity award - restricted shares | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	700,000	900,000	800,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	5,588,000	136,000	0
Liability award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	0	960,000
Liability award – restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	0	0	133,000
Liability award – Venture Partners Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	5,836,000	3,453,000	0
Restricted Shares, Post-Combination Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	2,700,000	300,000	0
Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	5,700,000	0	0
API Restricted Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental sharebased compensation expense	700,000
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	879,000	357,000	80,000
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	19,737,000	5,312,000	1,473,000
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	4,843,000	2,061,000	1,654,000
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 6,022,000	$ 4,244,000	$ 1,046,000